CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash flows from operating activities	$ 1,893,415	¥ 13,018,176	¥ 13,205,572	¥ 11,609,309
Investing activities
Purchases of intangible assets	(15,025)	(103,304)	(418,203)	(286,282)
Purchases of property, plant and equipment	(981,148)	(6,745,880)	(8,891,794)	(6,327,839)
Purchase of land use rights	(413)	(2,838)	(59,215)	(20,963)
Purchases of investment properties				(41,982)
Proceeds from disposal of property, plant and equipment	82,145	564,791	460,982	271,609
Proceeds from disposal of intangible assets			11,730
Proceeds from disposal of land use rights			5,824
Proceeds from disposal of a joint venture and an associate	4,482	30,816
Acquisition of a subsidiaries	37,183	255,650	255,152
Proceeds from disposal and deemed disposal of subsidiaries and business, net of cash	954	6,558	5,631,298	6,200,670
Interest received from unpaid disposal proceeds			117,586	353,665
Interest received from loans and borrowings to others			118,015	31,723
Investments in joint ventures	(13,090)	(90,000)	(15,414)	(1,134,512)
Investments in associates	(38,732)	(266,300)	(857,317)	(30,000)
(Purchase of)/return of investment from equity investments	28,798	198,000	(1,848,000)
Proceeds from dividends and disposal of equity investments	15,986	109,914	124,536	490,309
Dividend received	47,703	327,983	44,960	65,083
Decrease in time deposits			72,700	(21,700)
Cash paid for settlement of futures, options and forward contracts	(1,933)	(13,288)	93,677	(2,006,583)
Loans to related parties			(1,600,000)	(547,957)
Loans repaid by related parties	4,685	32,215	1,010,169	213,354
Asset-related government grants received	24,335	167,314	145,825	164,547
Net cash flows used in investing activities	(804,070)	(5,528,369)	(5,597,489)	(2,626,858)
Financing activities
Proceeds from a gold leasing arrangement	337,882	2,323,105	7,804,083	3,000,000
Repayments of gold leasing arrangement	(1,093,634)	(7,519,283)	(4,000,000)
Purchase of non-controlling interest	(548)	(3,765)	(1,413,289)
Proceeds from issuance of bonds and notes, net of issuance costs	1,917,684	13,185,034	3,478,550	11,070,660
Repayments of senior perpetual securities	(351,648)	(2,417,758)	(2,895,910)
Proceeds from issuance of perpetual securities, net of issuance costs	289,143	1,988,000		3,513,068
Repayments of bonds and notes	(3,172,860)	(21,815,000)	(16,300,000)	(13,500,000)
Senior perpetual securities distribution paid	(59,712)	(410,548)	(501,933)	(434,762)
Drawdown of short-term and long-term loans	11,184,582	76,899,591	83,758,749	44,733,924
Repayments of short-term and long-term loans	(10,260,568)	(70,546,537)	(78,866,459)	(48,659,566)
Cash consideration paid for business combination under common control	(54,323)	(373,495)	(176,848)	(2,456,512)
Proceeds from sale and leaseback finance leases, net of deposit and transaction costs	175,237	1,204,843	1,000,036	1,527,085
Capital injection from the parent company to the entity acquired under common control	10,164	69,885
Finance lease instalment paid	(569,472)	(3,915,404)	(2,462,250)	(1,580,986)
Capital injection from non-controlling shareholders	121,827	837,621	12,718,761	1,838,540
Dividends paid by subsidiaries to non-controlling shareholders	(47,654)	(327,645)	(309,465)	(20,481)
Interest paid	(791,960)	(5,445,120)	(5,233,019)	(5,136,227)
Net cash flows used in financing activities	(2,365,860)	(16,266,476)	(3,398,994)	(6,105,257)
Net increase/(decrease) in cash and cash equivalents	(1,276,515)	(8,776,669)	4,209,089	2,877,194
Cash and cash equivalents at beginning of year	4,048,559	27,835,866	23,848,344	20,779,604
Effect of foreign exchange rate changes, net	10,394	71,455	(221,567)	191,546
Cash and cash equivalents at December 31	$ 2,782,438	¥ 19,130,652	¥ 27,835,866	¥ 23,848,344